CONTRACTUAL TRANSMISSION ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
CONTRACTUAL TRANSMISSION ASSETS
Schedule of movements in transmission concessions classified as contractual assets	The movements in these assets for the years ended December 31, 2025, and 2024, is shown in the table below:

	2025	2024
Opening balance as of January 1	67,387,656	61,212,338
Construction revenue	4,800,378	4,161,735
Financial income	7,309,164	7,405,486
Regulatory remeasurements - Transmission	(4,081,630)	6,129,771
Transfers	(446,167)	1,154
Amortization	(10,708,558)	(11,522,828)
Final balance on December 31	64,260,843	67,387,656
Current	10,693,181	10,539,570
Non-current	53,567,662	56,848,086

Disclosure of Original RAP and Adjustments
Below, we present the original RAP and adjustment amounts resulting from ANEEL Approval Resolution No. 3,344/2024, and the revised amounts following the issuance of the dispatch:

Contract 061/2001	RAP	Adjustment portion	Total
Homologating Resolution No. 3,344/24	2,526,404	(25,982)	2,500,422
After Dispatch No. 1,228/25	2,327,143	(233,708)	2,093,435

Disclosure of Remeasurement - RTP	The following table presents the amounts recorded by each company:

Company	Remeasurement
AXIA Energia	1,757,088
AXIA Energia Nordeste	1,668,404
AXIA Energia Norte	498,033
AXIA Energia Sul	243,252
4,166,777

Disclosure Of RAP Cycle
The RAP amounts approved by ANEEL for active facilities, considering both the Basic Network of the Existing System (RBSE) RAP and the RAP not related to RBSE, for the 2025/2026 and 2024/2025 cycles, are as follows:

Company	RAP Cycle 2025/2026	RAP Cycle 2024/2025
AXIA Energia	6,778,066	6,904,773
AXIA Energia Nordeste	4,845,110	5,208,677
AXIA Energia Norte	2,970,029	3,000,087
AXIA Energia Sul	1,833,900	1,764,288
TMT	52,223	50,535
VSB	57,542	54,635
	16,536,870	16,982,995

Disclosure of Annual Allowable Revenue Received	For the years ended December 31, 2025 and 2024, the Company received the amounts presented below, segregated by performance:

Year	Infrastructure construction	Service provision (O&M)	RAP
2025	10,708,558	8,006,246	18,714,804
2024	11,522,828	7,725,358	19,248,186